Condensed Consolidated Balance Sheets (Parenthetical) (USD $) In Thousands, except Share data, unless otherwise specified	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Preferred Stock, par value	$ 0.01
Held to maturity securities at fair value	$ 196,382	$ 194,350	$ 31,824
Loans held for sale at fair value	1,105,985	777,280	1,035,408
Preferred Stock, shares authorized	10,000,000
Preferred Stock, shares issued	0
Common Stock, par value	$ 0.01	$ 0.01	$ 0.01
Common Stock, shares authorized	500,000,000	150,000,000	150,000,000
Common Stock, shares issued	116,479,658	75,094,375	74,647,395
Common Stock, shares outstanding	116,479,658	75,094,375	74,647,395
Other Comprehensive Income (Loss), Tax		$ 65,367	$ 3,547
Series A Preferred Stock
Preferred Stock, par value	$ 0.01	$ 0.01	$ 0.01
Preferred Stock, shares authorized	0	1,000,000	1,000,000
Preferred Stock, shares issued	0	186,744	186,744
Preferred Stock, shares outstanding	0	186,744	186,744
Series B Preferred Stock
Preferred Stock, par value	$ 0.01	$ 0.01	$ 0.01
Preferred Stock, liquidation preference, per share	$ 1,000	$ 1,000	$ 1,000
Preferred Stock, shares authorized	0	1,000,000	1,000,000
Preferred Stock, shares issued	0	136,544	136,226
Preferred Stock, shares outstanding	0	136,544	136,226